Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 522,356	$ 708,151	$ 1,225,010
Accounts receivable, net	1,401,451	1,440,501	1,440,169
Prepaid expenses	205,906	203,485	187,639
Other current assets	169,806	161,157	134,935
Total Current Assets	2,299,519	2,513,294	2,987,753
PROPERTY, PLANT AND EQUIPMENT
Structures, net	1,643,527	1,765,510	1,890,693
Other property, plant and equipment, net	1,085,214	1,132,120	1,146,161
INTANGIBLE ASSETS AND GOODWILL
Indefinite-lived intangibles - licenses	2,426,179	2,416,406	2,423,979
Indefinite-lived intangibles - permits	1,067,341	1,067,783	1,070,720
Other intangibles, net	1,267,087	1,466,546	1,740,792
Goodwill	4,212,612	4,202,187	4,216,085
OTHER ASSETS
Other assets	304,556	533,456	816,530
Total Assets	14,306,035	15,097,302	16,292,713
CURRENT LIABILITIES
Accounts payable	130,303	131,370	133,226
Accrued expenses	795,106	807,210	776,055
Accrued interest	156,451	194,844	180,572
Deferred income	211,268	176,460	172,672
Other current liabilities		0	137,889
Current portion of long-term debt	3,232	453,734	381,728
Total Current Liabilities	1,296,360	1,763,618	1,782,142
Long-term debt	20,481,547	20,030,479	20,365,369
Deferred income taxes	1,582,117	1,537,820	1,689,876
Other long-term liabilities	452,222	462,020	450,517
Commitments and contingent liabilities
MEMBER'S DEFICIT
Noncontrolling interest	219,051	245,531	303,997
Member's interest	2,144,024	2,142,536	2,135,842
Accumulated deficit	(11,614,301)	(10,888,629)	(10,281,746)
Accumulated other comprehensive loss	(254,985)	(196,073)	(153,284)
Total Member's Deficit	(9,506,211)	(8,696,635)	(7,995,191)
Total Liabilities and Member's Deficit	14,306,035	15,097,302	16,292,713
Scenario, Previously Reported [Member]
CURRENT ASSETS
Accounts receivable, net		1,454,346
Prepaid expenses		189,640
CURRENT LIABILITIES
Deferred income		172,434
Total Current Liabilities		1,759,592
Other long-term liabilities		$ 466,046